Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events
25.	Subsequent Events
In February 2022, the Company completed an acquisition of a game development company with a total consideration of approximately RMB800.0 million (approximately US$125.5 million).
In March 2022, the board of directors of the Company authorized a share repurchase program under which the Company may repurchase up to
US$500 million of its ADSs for the next 24
months. As of the date of this annual report, approximately
1.4
million
ADSs had been purchased under this program for a total cost of US$
30.0
million
.
In March 2022, the board of directors of the Company authorized the Company to repurchase a portion of December 2026 Notes through privately negotiated transactions. As of the date of this annual report, the Company repurchased an aggregate principal amount of US$
204.0
million
of December 2026 Notes with a total cash consideration of US$
147.9
million
.
Since December 2021, these has been a recurrence of COVID-19 outbreaks in certain provinces of China. The extent to which COVID-19 impacts the business and financial results of the Company will depend on future developments, which are uncertain and cannot be predicted.